BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Schedule of Balances with Related Parties
Balance at December 31, 2024:

	Executive officers	Certain shareholders

Receivables	$-	$167
Other payables	$322	$-

Balance at December 31, 2023:

	Executive officers	Certain shareholders

Receivables	$-	$186
Other payables	$557	$-

Schedule of Benefits to Related Parties
	Year ended December 31,
	2024	2023	2022

Compensation to directors not employed by the Company or on its behalf	$260	$246	$262
Share-based compensation to directors not employed by the Company or on its behalf	38	64	83
	$298	$310	$345

Number of directors that received the above compensation by the Company	6	6	7

Schedule of Benefits to Key Executive Personnel
	Year ended December 31,
	2024	2023	2022

Salary and related benefits	$2,412	$2,441	$2,543
Share-based compensation	1,123	869	231

	$3,535	$3,310	$2,774

Number of people that received salary and benefits	13	10	12

Schedule of Transactions Related Party
For the year ended December 31, 2024:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$4,340
Participation in research and development expenses	-	58
Research and development expenses	698	-
Sales and marketing expenses	1,250	-
General and administrative expenses	$1,588	$-

For the year ended December 31, 2023:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$3,475
Participation in research and development expenses	-	115
Research and development expenses	756	125
Sales and marketing expenses	1,185	-
General and administrative expenses	$1,369	$-

For the year ended December 31, 2022:

	Executive officers	Certain shareholder
Revenues (see Note 5)	$-	$811
Other income	-	3,500
Participation in research and development expenses	-	1,898
Research and development expenses	570	297
Sales and marketing expenses	1,098	-
General and administrative expenses	$1,111	$-